UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2021 to September 17, 2021

Commission File Number of issuing entity:  333-206677-06

Central Index Key Number of issuing entity:  0001676734

Wells Fargo Commercial Mortgage Trust 2016-C35
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006829
38-4006830
38-7145148
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on September 29, 2021 (SEC Accession No. 0001056404-21-011605) (the “Original 10-D”). The purpose of this amendment is to update the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect the revised distribution amounts on the Class A-2, Class A-SB and Class X-A Certificates. The revisions were made to include unscheduled principal and prepayment penalties on the Solon Place Apartments Mortgage Loan (Loan Number 42 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on July 28, 2016 pursuant to Rule 424(b)(2)) which compensated for underpayments to the Class A-2 Certificateholders in the amount of $7,672,925.63, underpayments to the Class A-SB Certificateholders in the amount of $89,241.73 and underpayments to the Class X-A Certificateholders in the amount of $743,833.83.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2021 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C35.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2016-C35 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
8	11.96%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2016-C35 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2021 to September 17, 2021.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 10, 2021. The CIK number for the Depositor is 0000850779.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of LMF is 0001592182.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 12, 2021. The Central Index Key number for Barclays is 0000312070.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 10, 2021. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 11, 2021. The Central Index Key number for UBS is 0001541886.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2021. The Central Index Key number for C-III is 0001541214.

National Cooperative Bank, N.A. ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2021. The Central Index Key number for NCB  is 0001577313.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2021. The Central Index Key number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2016-C35, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2016-C35, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	08/17/2021	$4,492.56
Current Distribution Date	09/17/2021	$4,486.84

Interest Reserve Account Balance
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C35, relating to the September 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: October 1, 2021